Share-based Payments (Tables)	12 Months Ended
Mar. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock option activities
The following table summarizes the stock option activities:

	For the Year Ended March 31
	2017		2018		2019
	Number of options (shares)	Weighted average exercise price (JPY)	Number of options (shares)	Weighted average exercise price (JPY)	Number of options (shares)	Weighted average exercise price (JPY)
As of beginning of the year	4,258,000	¥3,920	4,020,900	¥4,026	3,403,800	¥4,054
Exercised	(237,100)	2,121	(617,100)	3,876	(14,600)	3,721
As of end of the year	4,020,900	4,026	3,403,800	4,054	3,389,200	4,055

Weighted average fair value of awards at grant date
The weighted average fair value of the awards at the grant date is as follows (in JPY):

	For the Year Ended March 31
	2017	2018	2019
BIP:
Weighted average fair value at grant date	¥4,664	¥5,709	¥4,631
ESOP:
Weighted average fair value at grant date	4,438	5,709	4,678

Award activity related to other awards
The following table summarizes the award activity related to the stock incentive plans (number of awards):

	For the Year Ended March 31
	2017		2018		2019
	ESOP	BIP	ESOP	BIP	ESOP	BIP
At beginning of the year	4,809,442	281,154	6,471,104	414,933	6,891,762	433,260
Granted	4,328,364	192,818	3,944,938	188,695	5,021,627	252,647
Forfeited/expired before vesting	(849,886)	—	(602,245)	—	(781,033)	(17,832)
Settled	(1,816,816)	(59,039)	(2,922,035)	(170,368)	(3,192,681)	(182,843)
At end of the year	6,471,104	414,933	6,891,762	433,260	7,939,675	485,232
The following table summarizes the award activity related to the RSUs (number of RSUs):

	For the Year Ended March 31
	2017	2018	2019
As of the beginning of the year	1,220,234	448,286	398,479
Granted	255,116	254,710	279,436
Forfeited/expired before vesting	(148,502)	(82,388)	(92,829)
Settled	(878,562)	(222,129)	(183,933)
As of the end of the year	448,286	398,479	401,153
The following table summarizes the award activity related to the PSARs:

	For the Year Ended March 31
	2017		2018		2019
	Number of PSARs	Weighted Average Exercise Price (JPY)	Number of PSARs	Weighted Average Exercise Price (JPY)	Number of PSARs	Weighted Average Exercise Price (JPY)
As of beginning of the year	10,257,155	¥5,063	9,282,080	¥5,017	4,584,937	¥4,650
Granted	—	—	—	—	—	—
Forfeited before vesting	—	—	—	—	—	—
Exercised	(618,494)	4,706	(4,335,961)	5,072	(214,296)	4,428
Forfeited/expired after vesting	(356,581)	5,012	(361,182)	5,505	(195,294)	4,940
As of end of the year	9,282,080	5,017	4,584,937	4,650	4,175,347	4,849